Summary of significant accounting policies - Summary of Estimated Useful lives of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2023
Leasehold improvements
Estimated Useful Lives Of Property Plant And Equipment
Property and equipment	5 years
Minimum | Furniture, fittings and equipment
Estimated Useful Lives Of Property Plant And Equipment
Property and equipment	3 years
Maximum | Furniture, fittings and equipment
Estimated Useful Lives Of Property Plant And Equipment
Property and equipment	5 years